Pension plans	3 Months Ended
Mar. 31, 2012
Pension plans
Pension plans

13           Pension plans

We previously disclosed in our consolidated financial statements for the year ended December 31, 2011, that we expected to contribute US$262 to our defined benefit pension plan in 2012. As of March 31, 2012, total contributions of US$75 had been made. We do not expect any significant change in our previous estimate.

	Three-month period ended in March 31, 2012 (unaudited)
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Service cost - benefits earned during the period	8	15	9
Interest cost on projected benefit obligation	129	65	27
Expected return on assets	(229)	(65)	—
Amortizations and (gain) / loss	—	10	(2)
Net deferral	—	—	—
Net periodic pension cost (credit)	(92)	25	34

	Three-month period ended in December 31, 2011 (unaudited)
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Service cost - benefits earned during the period	—	18	7
Interest cost on projected benefit obligation	92	101	27
Expected return on assets	(154)	(92)	—
Amortizations and (gain) / loss	—	4	(23)
Net periodic pension cost (credit)	(62)	31	11

	Three-month period ended in March 31, 2011 (unaudited)
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Service cost - benefits earned during the period	—	20	8
Interest cost on projected benefit obligation	98	104	25
Expected return on assets	(166)	(93)	—
Amortizations and (gain) / loss	—	9	(2)
Net periodic pension cost (credit)	(68)	40	31